Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Held-to-maturity securities
Amortized Cost	$ 2,400	$ 2,450
Estimated Fair Value	2,400	2,450
Carrying Value	2,400	2,450
Available-for-sale securities
Amortized Cost	5,423,189	5,082,095
Gross Unrealized Gains	119,670	143,760
Gross Unrealized Losses	(17,844)	(11,940)
Estimated Fair Value	5,525,015	5,213,915
Carrying Value	5,525,015	5,213,915
Other securities
Held-to-maturity securities
Amortized Cost	2,400	2,450
Estimated Fair Value	2,400	2,450
Carrying Value	2,400	2,450
Residential mortgage-backed securities
Available-for-sale securities
Amortized Cost	5,186,652	4,851,747
Gross Unrealized Gains	94,585	128,196
Gross Unrealized Losses	(16,033)	(10,680)
Estimated Fair Value	5,265,204	4,969,263
Carrying Value	5,265,204	4,969,263
Mortgage-backed securities by Ginnie Mae
Available-for-sale securities
Carrying Value	2,035,742	3,008,935
Mortgage-backed securities by Fannie Mae and Freddie Mac
Available-for-sale securities
Carrying Value	3,196,602	1,920,723
Mortgage-backed securities by non-government entities
Available-for-sale securities
Carrying Value	32,860	39,605
Obligations of states and political subdivisions
Available-for-sale securities
Amortized Cost	216,962	211,523
Gross Unrealized Gains	23,504	14,449
Gross Unrealized Losses	(1,791)	(1,211)
Estimated Fair Value	238,675	224,761
Carrying Value	238,675	224,761
Equity Securities
Available-for-sale securities
Amortized Cost	19,575	18,825
Gross Unrealized Gains	1,581	1,115
Gross Unrealized Losses	(20)	(49)
Estimated Fair Value	21,136	19,891
Carrying Value	$ 21,136	$ 19,891